Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2020
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

31.        Additional information: condensed financial statements of the Company

Regulation S-X requires condensed financial information as to financial position, statements of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

31.        Additional information: condensed financial statements of the Company (Continued)

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2020.

Condensed Balance Sheets

(In thousands)	December 31, 2019	December 31, 2020
Assets
Current assets:
Cash and cash equivalents	7,683	57,585
Short-term investments	102,555	47,525
Due from subsidiaries and consolidated VIEs	277,241	279,043
Prepayments and other current assets	274	860
Total current assets	387,753	385,013
Non-current assets:
Investments in subsidiaries and consolidated VIEs	(79,165)	(79,936)
Total assets	308,588	305,077
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	9,737	10,750
Contract liabilities and deferred income, current portion	1	1
Accrued liabilities and other payables	1,918	2,118
Total current liabilities	11,711	12,924
Total liabilities	11,711	12,924
Commitments and contingencies
Shareholders’ equity
Common shares	85	84
Treasury shares (29,711,964 shares and 34,475,224 shares as of December 31, 2019 and 2020, respectively)	7	8
Other shareholders’ equity	296,785	292,061
Total Xunlei Limited’s shareholders’ equity	296,877	292,153
Total liabilities and shareholders’ equity	308,588	305,077

31.        Additional information: condensed financial statements of the Company (Continued)

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2018	2019	2020
Operating expenses
Sales and marketing expenses	—	(1)	—
General and administrative expenses	(1,483)	(1,247)	(1,438)
Total operating expenses	(1,483)	(1,248)	(1,438)
Operating loss	(1,483)	(1,248)	(1,438)
Interest income	879	1,496	2
Interest expense	(239)	(75)	(399)
Other income, net	4,646	4,712	2,455
(Loss)/profit from subsidiaries and consolidated VIE
- Continuing operations	(43,221)	(57,787)	(14,361)
- Discontinued operations	139	—	—
Loss before income tax	(39,279)	(52,902)	(13,741)
Income tax expenses	—	(267)	(99)
Net loss	(39,279)	(53,169)	(13,840)
Net loss attributable to Xunlei Limited’s common shareholders	(39,279)	(53,169)	(13,840)

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2018	2019	2020
Cash flows from operating activities
Net cash used in operating activities	(88,309)	(171,796)	(12,704)
Cash flows from investing activities
Net cash generated from investing activities	37,788	52,359	12,051
Cash flows from financing activities
Net cash used in financing activities	—	—	(4,475)
Net decrease in cash and cash equivalents	(50,521)	(119,437)	(5,128)
Cash and cash equivalents at beginning of year	280,196	229,675	110,238
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	229,675	110,238	105,110